UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100 Cincinnati, OH	45202-4203
(Address of principal executive offices)	(Zip code)

Registrant's telephone number, including area code:  (513) 878-4066

Date of fiscal year end: 03/31

Date of reporting period:  12/31/10

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Diversified Small Cap Growth Fund - December 31, 2010 (Unaudited)

		Market
Common Stocks — 96.8%	Shares	Value

Information Technology — 28.8%
Ariba, Inc.*	18,205	$427,635
Atheros Communications, Inc.*	8,667	311,319
Avnet, Inc.*	12,241	404,320
Cavium Networks, Inc.*	12,857	484,452
comScore, Inc.*	18,959	422,975
Finisar Corp.*	25,056	743,913
j2 Global Communications,
Inc.*	11,140	322,503
MAXIMUS, Inc.	5,151	337,803
Mellanox Technologies Ltd.*	7,625	199,546
MICROS Systems, Inc.*	5,618	246,405
Microsemi Corp.*	22,637	518,387
Multi-Fineline Electronix, Inc.*	9,716	257,377
Netscout Systems, Inc.*	17,864	411,051
Oclaro, Inc.*†	31,230	410,675
Oplink Communications, Inc.*	16,976	313,547
Parametric Technology Corp.*	10,910	245,802
Polycom, Inc.*	5,885	229,397
Progress Software Corp.*	8,115	343,427
RF Micro Devices, Inc.*	48,510	356,548
Riverbed Technology, Inc.*	18,438	648,464
Skyworks Solutions, Inc.*	20,547	588,261
Taleo Corp. - Class A*	11,621	321,321
Veeco Instruments, Inc.*†	5,440	233,702
VeriFone Holdings, Inc.*	12,735	491,062
Virtusa Corp.*	17,831	291,715
VistaPrint NV*	6,970	320,620
		9,882,227

Health Care — 19.0%
Acorda Therapeutics, Inc.*	18,550	505,673
Alexion Pharmaceuticals, Inc.*	7,608	612,824
Auxilium Pharmaceuticals,
Inc.*†	18,485	390,033
BioMarin Pharmaceutical, Inc.*	20,911	563,133
Genomic Health, Inc.*†	25,728	550,322
HMS Holdings Corp.*	4,125	267,176
Inspire Pharmaceuticals, Inc.*	71,667	602,003
Insulet Corp.*†	28,586	443,083
NxStage Medical, Inc.*	23,544	585,775
RTI Biologics, Inc.*	74,910	200,010
Salix Pharmaceuticals Ltd.*	11,650	547,084
Savient Pharmaceuticals, Inc.*†	14,155	157,687
SonoSite, Inc.*	11,045	349,022
Spectranetics Corp. (The)*	48,840	252,014
United Therapeutics Corp.*	7,625	482,053
		6,507,892

Consumer Discretionary — 18.5%
99 Cents Only Stores*	21,683	345,627
American Public Education,
Inc.*†	6,493	241,799
Big Lots, Inc.*	11,189	340,817
BJ's Restaurants, Inc.*	6,716	237,948
Capella Education Co.*	3,697	246,146
Cato Corp. (The) - Class A	7,756	212,592
Chico's FAS, Inc.	25,940	312,058
Chipotle Mexican Grill, Inc. -
Class A*	775	164,812
Coinstar, Inc.*†	10,185	574,841
Deckers Outdoor Corp.*	7,148	569,982
DSW, Inc. - Class A*	12,185	476,434
Fuel Systems Solutions, Inc.*	5,165	151,748
hhgregg, Inc.*†	14,515	304,089
LKQ Corp.*	14,530	330,122
Morningstar, Inc.	4,000	212,320
Panera Bread Co. - Class A*	2,375	240,374
PetMed Express, Inc.†	19,088	339,957
Steiner Leisure Ltd.*	6,409	299,300
Tractor Supply Co.	4,867	236,001
Tupperware Brands Corp.	6,490	309,378
WMS Industries, Inc.*	4,200	190,008
		6,336,353

Industrials — 13.2%
American Science &
Engineering, Inc.	5,490	467,913
Applied Industrial
Technologies, Inc.	12,155	394,794
CLARCOR, Inc.	9,840	422,038
EnPro Industries, Inc.*	5,979	248,487
General Cable Corp.*	9,955	349,321
GrafTech International Ltd.*	18,960	376,166
HUB Group, Inc. - Class A*	9,579	336,606
Kforce, Inc.*	14,281	231,067
Landstar System, Inc.	5,180	212,069
Rollins, Inc.	8,997	177,691
Sykes Enterprises, Inc.*	12,468	252,602
Toro Co.	5,465	336,863
Wabtec Corp.	6,113	323,316
Woodward Governor Co.	10,567	396,896
		4,525,829

Financials — 7.6%
Cash America International, Inc.	7,985	294,886
Encore Capital Group, Inc.*	15,058	353,110
Ezcorp, Inc. - Class A*	23,410	635,113
First Cash Financial Services,
Inc.*	16,005	495,995
Portfolio Recovery Associates,
Inc.*	7,709	579,717

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Diversified Small Cap Growth Fund - December 31, 2010 (Unaudited)

Common Stocks — 96.8%		Market
(continued)	Shares	Value

World Acceptance Corp.*†	4,645	$245,256
		2,604,077

Energy — 6.3%
Brigham Exploration Co.*	15,515	422,629
CARBO Ceramics, Inc.	3,496	361,976
Dril-Quip, Inc.*	3,905	303,497
International Coal Group, Inc.*	35,700	276,318
Lufkin Industries, Inc.	6,570	409,902
World Fuel Services Corp.	10,869	393,023
		2,167,345

Materials — 3.4%
Balchem Corp.	7,477	252,797
LSB Industries, Inc.*	10,968	266,084
Rock-Tenn Co. - Class A	3,860	208,247
Solutia, Inc.*	7,185	165,830
Worthington Industries, Inc.	16,015	294,676
		1,187,634

Total Common Stocks		$33,211,357

Investment Funds —13.8%
Invesco Liquid Assets
Portfolio**	3,243,287	3,243,287
iShares Russell 2000 Growth
Index Fund	4,880	426,609
Touchstone Institutional Money
Market Fund^	1,065,290	1,065,290

Total Investment Funds		$4,735,186

Total Investment Securities — 110.6%
(Cost $29,835,455)		$37,946,543

Liabilities in Excess of Other Assets —
(10.6%)		(3,622,908)

Net Assets — 100.0%		$34,323,635

*	Non-income producing security.
†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $3,133,792.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$33,211,357	$–	$–	$33,211,357
Investment Funds	4,735,186	–	–	4,735,186
				$37,946,543

See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Growth Opportunities Fund - December 31, 2010 (Unaudited)

		Market
Common Stocks — 101.7%	Shares	Value

Information Technology — 37.8%
Akamai Technologies, Inc.*	54,650	$2,571,283
Alliance Data Systems Corp.*†	45,350	3,221,211
Apple, Inc.*	18,290	5,899,622
Autodesk, Inc.*	81,900	3,128,580
Cadence Design Systems, Inc.*	252,050	2,081,933
Cisco Systems, Inc.*	109,278	2,210,694
EMC Corp.*	121,800	2,789,220
Google, Inc. - Class A*	7,120	4,229,066
Intel Corp.	65,100	1,369,053
International Business
Machines Corp.	13,610	1,997,404
Longtop Financial
Technologies Ltd. ADR*†	67,250	2,433,105
LSI Corp.*	374,943	2,245,909
NICE Systems Ltd. ADR*	81,897	2,858,205
Nuance Communications, Inc.*	134,400	2,443,392
NXP Semiconductor NV*	71,450	1,495,448
Oclaro, Inc.*†	86,174	1,133,188
ON Semiconductor Corp.*	306,700	3,030,196
Oracle Corp.	137,555	4,305,471
QUALCOMM, Inc.	57,159	2,828,799
		52,271,779

Industrials — 16.3%
Avis Budget Group, Inc.*	146,000	2,271,760
BE Aerospace, Inc.*	81,900	3,032,757
Cooper Industries PLC	49,400	2,879,526
Dover Corp.	32,550	1,902,547
FedEx Corp.	42,460	3,949,205
General Electric Co.	163,900	2,997,731
Goodrich Corp.	29,400	2,589,258
IDEX Corp.	72,500	2,836,200
		22,458,984

Energy — 13.9%
Alpha Natural Resources, Inc.*	44,200	2,653,326
CONSOL Energy, Inc.	62,000	3,021,880
Ensco PLC ADR	56,722	3,027,820
Massey Energy Co.	73,500	3,943,275
National-Oilwell Varco, Inc.	59,900	4,028,275
Weatherford International Ltd.*	111,300	2,537,640
		19,212,216

Health Care — 13.0%
Acorda Therapeutics, Inc.*	76,700	2,090,842
Covidien PLC	53,600	2,447,376
Gilead Sciences, Inc.*	88,200	3,196,368
Life Technologies Corp.*	48,300	2,680,650
Santarus, Inc.*	193,300	632,091
United Therapeutics Corp.*	33,600	2,124,192
Vertex Pharmaceuticals, Inc.*	56,700	1,986,201
Warner Chilcott PLC - Class A	122,850	2,771,496
		17,929,216

Consumer Discretionary — 11.0%
Bed Bath & Beyond, Inc.*	44,100	2,167,515
NIKE, Inc. - Class B	40,450	3,455,239
Nordstrom, Inc.	50,450	2,138,071
Target Corp.	59,856	3,599,141
Tenneco, Inc.*	92,406	3,803,431
		15,163,397

Materials — 5.8%
Air Products & Chemicals, Inc.	31,950	2,905,853
Celanese Corp.	85,050	3,501,509
Freeport-McMoRan Copper &
Gold, Inc.	13,650	1,639,228
		8,046,590

Consumer Staples — 2.0%
Ralcorp Holdings, Inc.*	43,100	2,801,931

Financials — 1.9%
Waddell & Reed Financial,
Inc. - Class A	75,650	2,669,689

Total Common Stocks		$140,553,802

Investment Funds —6.6%
Invesco Liquid Assets
Portfolio**	4,218,567	4,218,567
Touchstone Institutional
Money Market Fund^	4,882,789	4,882,789

Total Investment Funds		$9,101,356

Total Investment Securities — 108.3%
(Cost $129,338,114)		$149,655,158

Liabilities in Excess of Other Assets —
(8.3%)		(11,441,087)

Net Assets — 100.0%		$138,214,071

*	Non-income producing security.
†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $4,116,883.

Touchstone Strategic Trust - Portfolio of Investments

Touchstone Growth Opportunities Fund - December 31, 2010 (Unaudited)

**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$140,553,802	$–	$–	$140,553,802
Investment Funds	9,101,356	–	–	9,101,356
				$149,655,158

See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Large Cap Growth Fund - December 31, 2010 (Unaudited)

		Market
Common Stocks — 99.1%	Shares	Value

Information Technology — 36.5%
Akamai Technologies, Inc.*	329,500	$15,502,975
Apple, Inc.*	52,245	16,852,147
Baidu, Inc. ADR*	258,660	24,968,450
Broadcom Corp. - Class A	590,700	25,724,985
Citrix Systems, Inc.*	273,690	18,723,133
Cognizant Technology
Solutions Corp. - Class A*	326,070	23,897,670
F5 Networks, Inc.*	202,040	26,297,526
Infosys Technologies Ltd.
ADR	278,125	21,159,750
International Business
Machines Corp.	142,940	20,977,875
Marvell Technology Group
Ltd.*	781,283	14,492,800
NetApp, Inc.*	474,150	26,059,284
Salesforce.com, Inc.*†	179,300	23,667,600
SanDisk Corp.*	307,100	15,312,006
		273,636,201

Consumer Discretionary — 24.7%
Amazon.com, Inc.*	83,607	15,049,260
AutoZone, Inc.*	86,980	23,709,878
Chipotle Mexican Grill, Inc. -
Class A*	94,435	20,082,547
DIRECTV Group, Inc. -
Class A*	427,895	17,085,847
Family Dollar Stores, Inc.	415,257	20,642,426
Ford Motor Co.*	1,189,400	19,970,026
Las Vegas Sands Corp.*	450,600	20,705,070
McDonald's Corp.	248,100	19,044,156
Netflix, Inc.*†	86,225	15,149,733
TJX Cos., Inc.	308,700	13,703,193
		185,142,136

Health Care — 11.5%
Alcon, Inc.	81,436	13,306,642
AmerisourceBergen Corp.	434,500	14,825,140
Cerner Corp.*†	150,300	14,239,422
Edwards Lifesciences Corp.*	179,900	14,543,116
Express Scripts, Inc.*	346,320	18,718,596
Perrigo Co.†	166,300	10,531,779
		86,164,695

Consumer Staples — 9.3%
Dr Pepper Snapple Group,
Inc.	454,000	15,962,640
Estee Lauder Cos., Inc. (The)
- Class A	218,900	17,665,230
General Mills, Inc.	464,200	16,520,878
Mead Johnson Nutrition Co. -
Class A	320,250	19,935,563
		70,084,311

Industrials — 8.0%
Cummins, Inc.	192,220	21,146,122
Deere & Co.	235,920	19,593,156
Precision Castparts Corp.	139,600	19,433,716
		60,172,994

Materials — 7.1%
Lubrizol Corp.	158,949	16,988,469
Newmont Mining Corp.	190,100	11,677,843
Teck Resources Ltd. - Class B	401,730	24,838,966
		53,505,278

Telecommunication Services — 2.0%
BCE, Inc.	430,000	15,247,800

Total Common Stocks		$743,953,415

Investment Funds —6.4%
Invesco Liquid Assets
Portfolio**	40,698,810	40,698,810
Touchstone Institutional
Money Market Fund^	7,271,307	7,271,307

Total Investment Funds		$47,970,117

Total Investment Securities — 105.5%
(Cost $565,460,695)		$791,923,532

Liabilities in Excess of Other Assets —
(5.5%)		(41,148,078)

Net Assets — 100.0%		$750,775,454

*	Non-income producing security.
†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $39,565,825.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:
ADR — American Depositary Receipt

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Large Cap Growth Fund - December 31, 2010 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$743,953,415	$–	$–	$743,953,415
Investment Funds	47,970,117	–	–	47,970,117
				$791,923,532

See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Mid Cap Growth Fund - December 31, 2010 (Unaudited)

		Market
Common Stocks — 99.6%	Shares	Value

Information Technology — 19.1%
Agilent Technologies, Inc.*	123,000	$5,095,890
Akamai Technologies, Inc.*	139,042	6,541,926
Alliance Data Systems
Corp.*†	125,200	8,892,956
Atheros Communications,
Inc.*	134,338	4,825,421
Autodesk, Inc.*	289,750	11,068,450
Avago Technologies Ltd.	497,144	14,153,690
Avnet, Inc.*	126,200	4,168,386
BMC Software, Inc.*	155,300	7,320,842
Broadcom Corp. - Class A	106,700	4,646,785
Brocade Communications
Systems, Inc.*	862,200	4,561,038
Ciena Corp.*†	232,215	4,888,126
Gartner, Inc.*	259,600	8,618,720
Longtop Financial
Technologies Ltd. ADR*†	236,375	8,552,047
LSI Corp.*	1,571,449	9,412,979
Maxim Integrated Products,
Inc.	185,745	4,387,297
NICE Systems Ltd. ADR*	315,200	11,000,480
ON Semiconductor Corp.*	1,279,370	12,640,176
QLogic Corp.*	196,100	3,337,622
Red Hat, Inc.*	171,500	7,828,975
Salesforce.com, Inc.*	62,165	8,205,780
Verigy Ltd.*†	320,951	4,178,782
Western Digital Corp.*	141,350	4,791,765
		159,118,133

Financials — 16.4%
Ameriprise Financial, Inc.	193,800	11,153,190
Arch Capital Group Ltd.*	55,200	4,860,360
Assurant, Inc.	71,465	2,752,832
Boston Properties, Inc. REIT	40,300	3,469,830
Comerica, Inc.	132,980	5,617,075
Digital Realty Trust,
Inc. REIT†	81,965	4,224,476
Discover Financial Services	593,300	10,993,849
Federal Realty Investment
Trust REIT	48,200	3,756,226
First Horizon National Corp.*	419,875	4,946,128
Fulton Financial Corp.	545,326	5,638,671
Health Care REIT, Inc.	86,145	4,103,948
Home Properties, Inc. REIT	69,500	3,856,555
IntercontinentalExchange,
Inc.*	63,040	7,511,216
Invesco, Ltd.	261,420	6,289,765
KeyCorp	566,900	5,017,065
Kilroy Realty Corp. REIT	125,232	4,567,211
Knight Capital Group, Inc. -
Class A*	404,425	5,577,021
Liberty Property Trust REIT	142,320	4,542,854
New York Community
Bancorp, Inc.	84,243	1,587,981
Northern Trust Corp.	90,700	5,025,687
NYSE Euronext	266,550	7,991,169
PartnerRe Ltd.	48,200	3,872,870
Regency Centers Corp. REIT	106,000	4,477,440
Synovus Financial Corp.†	2,062,560	5,445,158
TCF Financial Corp.†	292,600	4,333,406
Willis Group Holdings PLC	160,089	5,543,882
		137,155,865

Industrials — 14.4%
AMETEK, Inc.	278,425	10,928,181
Cooper Industries PLC	185,400	10,806,966
Delta Air Lines, Inc.*	449,600	5,664,960
Dover Corp.	278,890	16,301,120
Hexcel Corp.*	314,895	5,696,451
IDEX Corp.	257,300	10,065,576
Jacobs Engineering Group,
Inc.*	92,002	4,218,292
Joy Global, Inc.	66,330	5,754,127
Kennametal, Inc.	137,900	5,441,534
MSC Industrial Direct Co. -
Class A	120,500	7,795,145
Precision Castparts Corp.	68,630	9,553,982
Rockwell Collins, Inc.	80,445	4,686,726
Roper Industries, Inc.	129,800	9,920,614
SPX Corp.	84,675	6,053,416
WABCO Holdings, Inc.*	122,630	7,471,846
		120,358,936

Consumer Discretionary — 13.1%
Abercrombie & Fitch Co. -
Class A	55,500	3,198,465
American Eagle Outfitters,
Inc.	274,900	4,021,787
Bed Bath & Beyond, Inc.*	211,800	10,409,970
Coach, Inc.	217,821	12,047,680
Discovery Communications,
Inc. - Class A*	180,750	7,537,275
Foot Locker, Inc.	230,500	4,522,410
Fortune Brands, Inc.	98,900	5,958,725
International Speedway Corp.
- Class A	158,700	4,153,179
Jarden Corp.	176,300	5,442,381
Lear Corp.*	160,350	15,828,148
Lennar Corp. - Class A†	182,200	3,416,250
Macy's, Inc.	76,374	1,932,262

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Mid Cap Growth Fund - December 31, 2010 (Unaudited)

Common Stocks — 99.6%		Market
(continued)	Shares	Value

Marriott International, Inc. -
Class A	125,513	$5,213,810
New Oriental Education &
Technology Group ADR*	54,220	5,705,571
Nordstrom, Inc.	178,500	7,564,830
priceline.com, Inc.*	25,020	9,996,741
Toll Brothers, Inc.*	147,100	2,794,900
		109,744,384

Energy — 10.6%
Cameron International Corp.*	126,900	6,437,637
CONSOL Energy, Inc.	305,850	14,907,129
Denbury Resources, Inc.*	722,360	13,789,852
Massey Energy Co.	236,400	12,682,860
Murphy Oil Corp.	74,620	5,562,921
National-Oilwell Varco, Inc.	172,580	11,606,005
Petrohawk Energy Corp.*	246,000	4,489,500
Weatherford International
Ltd.*	825,000	18,810,000
		88,285,904

Health Care — 9.7%
Covance, Inc.*	121,200	6,230,892
Dendreon Corp.*†	178,500	6,233,220
Life Technologies Corp.*	206,300	11,449,650
Mettler-Toledo International,
Inc.*	51,480	7,784,291
Shire PLC ADR	129,750	9,391,305
Thermo Fisher Scientific,
Inc.*	94,695	5,242,315
United Therapeutics Corp.*	120,500	7,618,010
Varian Medical Systems,
Inc.*	145,991	10,114,257
Vertex Pharmaceuticals, Inc.*	278,100	9,741,843
Warner Chilcott PLC -
Class A	317,550	7,163,928
		80,969,711

Materials — 9.0%
Albemarle Corp.	58,506	3,263,465
Celanese Corp.	84,700	3,487,099
Commercial Metals Co.	316,945	5,258,118
Crown Holdings, Inc.*	456,600	15,241,308
Cytec Industries, Inc.	94,825	5,031,414
Ecolab, Inc.	164,600	8,299,132
Greif, Inc. - Class A	116,830	7,231,777
International Flavors &
Fragrances, Inc.	114,835	6,383,678
Scotts Miracle-Gro Co. (The)
- Class A	134,450	6,826,026
Solutia, Inc.*	389,400	8,987,352
Yamana Gold, Inc.	426,500	5,459,200
		75,468,569

Consumer Staples — 3.6%
BJ's Wholesale Club, Inc.*	90,800	4,349,320
Green Mountain Coffee
Roasters, Inc.*†	153,000	5,027,580
J.M. Smucker Co. (The)	77,950	5,117,418
Molson Coors Brewing Co. -
Class B	108,100	5,425,539
Ralcorp Holdings, Inc.*	150,650	9,793,756
		29,713,613
Utilities — 2.4%
Consolidated Edison, Inc.	99,170	4,915,857
Hawaiian Electric Industries,
Inc.	226,039	5,151,429
PG&E Corp.	76,000	3,635,840
Wisconsin Energy Corp.	105,295	6,197,663
		19,900,789
Telecommunication Services — 1.3%
NII Holdings, Inc.*	241,000	10,763,060

Total Common Stocks		$831,478,964

Investment Funds —7.2%
Invesco Liquid Assets
Portfolio**	49,059,054	49,059,054
Touchstone Institutional
Money Market Fund^	10,712,127	10,712,127

Total Investment Funds		$59,771,181

Total Investment Securities — 106.8%
(Cost $700,064,126)		$891,250,145

Liabilities in Excess of Other Assets —
(6.8%)		(56,615,622)

Net Assets — 100.0%		$834,634,523

*	Non-income producing security.
†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $47,836,533.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Mid Cap Growth Fund - December 31, 2010 (Unaudited)

Portfolio Abbreviations:

ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$831,478,964	$–	$–	$831,478,964
Investment Funds	59,771,181	–	–	59,771,181
				$891,250,145

See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust – Notes to Portfolio of Investments
December 31, 2010 (Unaudited)

Security valuation—The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted FASB ASC 820 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles
(GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2010, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

Portfolio securities loaned—Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

Touchstone Strategic Trust – Notes to Portfolio of Investments (continued)
December 31, 2010 (Unaudited)

As of December 31, 2010, the following Funds loaned common stocks and received collateral as follows:

	Fair Value of Securities Loaned	Value of Collateral Received
Diversified Small Cap Growth Fund	$3,133,792	$3,243,287
Growth Opportunities Fund	$4,116,883	$4,218,567
Large Cap Growth Fund	$39,565,825	$40,698,810
Mid Cap Growth Fund	$47,836,533	$49,059,054

All collateral received as cash and securities is received, held, and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investment income—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are accreted or amortized into income using the effective yield method.

Security transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information — As of December 31, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Diversified Small Cap Growth Fund	$30,693,361	$7,591,947	$(338,765)	$7,253,182
Growth Opportunities Fund	$130,926,892	$19,687,430	$(959,164)	$18,728,266
Large Cap Growth Fund	$566,750,066	$228,790,753	$(3,617,287)	$225,173,466
Mid Cap Growth Fund	$703,544,105	$195,228,013	$(7,521,973)	$187,706,040

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Strategic Trust

By:	/s/ Jill T. McGruder
Name:	Jill T. McGruder
Title:	President

Date:	February 23, 2011

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terrie A. Wiedenheft
Name:	Terrie A. Wiedenheft
Title:	Treasurer & Controller

Date:	February 22, 2011